CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-20191

Curan Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2004

ITEM 1.     REPORT TO STOCKHOLDERS.

      A copy of the Registrant's annual report transmitted to stockholders pursuant to Rule 30e-1 of the Investment Company Act of 1940 is filed herewith.





CURAN FUND, LLC

FINANCIAL STATEMENTS

December 31, 2004


CURAN FUND, LLC



______________________

TABLE OF CONTENTS
______________________


                                                    	PAGES


Report of Independent Registered Public Accounting Firm	1

Financial Statements

Statement of Assets and Liabilities	2

Schedule of Investments in Securities	3 - 6

Statement of Operations	7

Statements of Changes in Members' Capital (Net Assets)	8

Notes to Financial Statements	9 - 12


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and the Board of Directors
Curan Fund, LLC


We have audited the accompanying statement of assets and liabilities of Curan Fund, LLC, including the schedule of investments in securities, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in members' capital (net assets) for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period July 1, 2002 (commencement of operations) to December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Curan Fund, LLC as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period July 1, 2002 (commencement of operations) to December 31, 2002, in conformity with U.S. generally accepted accounting principles.


ARTHUR F. BELL, JR. & ASSOCIATES, L.L.C.


Hunt Valley, Maryland
February 9, 2005


CURAN FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004
______________

ASSETS
Investment securities at fair value (cost - $2,172,425)
	$2,973,637
Cash and cash equivalents		2,910,728
Dividends receivable		         4,881
Net receivable from broker for unsettled trades	   89,902

Total assets	                  	  5,979,148

LIABILITIES
Securities sold short at fair value (proceeds - $2,275,914)
	2,971,911
Member subscriptions received in advance		100,000
Member repurchases payable		3,394
Dividends payable		          7,372
Expenses payable		         2,566

Total liabilities		      3,085,243

NET ASSETS	          	$2,893,905

MEMBERS' CAPITAL (Net Assets)
Represented by:
Capital subscriptions, net		$2,788,690
Accumulated net unrealized appreciation		     105,215

Total members' capital (net assets)		$2,893,905






See accompanying notes.

-2-


CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2004

Investment securities
			                  		% of
Common Stocks	Shares	Fair Value	Net Assets

Financial
Diversified Financial
Citigroup	               2,600	$   125,268
JP Morgan Chase	     3,100	    120,931
AXA SA - Sponsored ADR	3,273	    81,007
			               	     327,206	11.3 %
Insurance
St Paul Travelers	3,545		131,413
American Intl Group	1,838	     120,701
          				     252,114	8.7 %
Banking
Fremont General	4,410     	111,044
Washington Mutual	2,362	       99,865
	      			          210,909	7.3 %
Real Estate
iSTAR Financial	3,360	     152,074	    5.3 %
Total - Financial	     	     942,303	  32.6 %

Consumer Staples
Tobacco
Altria Group	2,926	     178,779
Carolina Group	4,741	     137,252
	        			     316,031	10.9 %
Media
Viacom-Class B 	    2,735	99,527
Liberty Media *	    6,400	70,272
Liberty Media Intl *	 320	14,794
		     		     184,593	6.4 %
Conglomerate
Loews Corporation	2,218	     155,925	5.4 %

Retail Distribution, hardline
Handleman      	2,690           57,781	    2.0 %
Total - Consumer Staples		     714,330	  24.7 %

* Security did not pay a dividend during the previous twelve months.
See accompanying notes.
-3-


CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2004
______________

Investment securities (CONTINUED)
					                              % of
Common Stocks (Continued)   Shares	Fair Value	Net Assets

Healthcare
Pharmaceuticals
Pfizer	            3,950     	$   106,216
Merck 	            2,143	          68,876
				          	     175,092	6.1 %
Managed Care
Wellpoint Health Networks *	992	     114,080	3.9 %

Biotechnology
Amgen *	           1,600	     102,640	    3.5 %

Total - Healthcare	     	     391,812	  13.5 %

Technology
Consumer Electronics
Nam Tai Electronics	6,043	     116,328	4.0 %

Wireless Communications
Nokia Corp - Sponsored ADR	6,930	     108,593	3.8 %

Software
Microsoft Corp           	2,720	       72,678	    2.5 %
Total - Technology           		     297,599	    10.3 %

Consumer, Cyclical
Retail, hardline
Carmax *	                    3,928	     121,964	4.2%

Building Materials
Masco Corp           	3,200	     116,896	    4.1 %
Total - Consumer, Cyclical		     238,860	    8.3 %

Transportation
Railroads
Genesee & Wyoming *	     4,174	     117,415	4.0%

Air Freight
Federal Express     	1,050	     103,414	    3.6 %
Total - Transportation		     220,829	    7.6 %

Utilities
Energy
BP PLC Sponsored ADR     	1,515	88,476	3.1 %

Electric
American Electric Power	     2,313	79,428	    2.7 %
Total - Utilities        		     167,904	    5.8 %

Total investment securities (cost - $2,172,425)
	$2,973,637	102.8 %


* Security did not pay a dividend during the previous twelve months.

See accompanying notes.

CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2004
______________

SECURITIES SOLD SHORT
					                  % of
Common Stocks	Shares	Fair Value	Net Assets

Index
Depositary Receipts
S&P Depositary Receipts (SPDR)	12,065	$1,458,296
Nasdaq 100 Shares                 	400	       15,966
Total - Index	                    	  1,474,262	  50.9 %

Consumer, Cyclical
Educational Services
Apollo Group *  	1,600	129,136
Strayer Education	1,115	122,416
		     		     251,552	8.7 %

Retail, softline
Hot Topic *    	 6,425	110,446
Bed, Bath & Beyond * 2,400	95,592
Wal-Mart Stores	   500     26,410
			     	     232,448	8.0 %

Building Materials
Sherwin Williams	1,020	  45,523	    1.6 %
Total - Consumer, Cyclical	  529,523	  18.3 %

Technology
Retail, on-line
Amazon.com *	     2,300	     101,867	3.5 %

Healthcare IT
Neoforma.com * 	11,514	       88,543	3.1 %

Internet, Search
Google *	              400	       77,116	2.7%

Semiconductors
Maxim Integrated Products	1,800	       76,302	2.6 %

Leisure Goods & Services
Electronic Arts *	1,150	       70,932	    2.5 %

Wireless Communications
Research In Motion *	  675	       55,633	    1.9 %
Total - Technology	            	     470,393	  16.3 %


* Security did not pay a dividend during the previous twelve months.








See accompanying notes.

CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2004
______________

SECURITIES SOLD SHORT (CONTINUED)
				                              	% of
Common Stocks (Continued)   Shares	Fair Value	Net Assets

Consumer Staples
Restaurants
P.F. Chang's China Bistro *	2,995	$   168,768
Panera Bread *	               3,200	     129,024
Total - Consumer Staples		              297,792	  10.3%

Transportation
Air Freight
UPS                          	1,625	     138,872	4.8 %

Airlines
JetBlue Airways *      	2,630	       61,069	    2.1 %
Total - Transportation		     199,941	    6.9 %

Total securities sold short (proceeds - $2,275,914)
	$2,971,911	102.7 %


* Security did not pay a dividend during the previous twelve months.









See accompanying notes.

CURAN FUND, LLC
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
______________

INVESTMENT INCOME
Interest (net of $1,942 in interest expense)		$    19,169
Dividends (net of $29,868 in dividends paid on securities
  sold short and foreign withholding taxes of $371)    49,086

				Total investment income		      68,255

EXPENSES
	Adviser management fee		39,879
	Operating expenses		      10,246

				Total expenses		      50,125
	Net investment income		      18,130

REALIZED AND UNREALIZED GAIN (LOSS)
	FROM INVESTMENTS
	Net realized gain on investments		261,009
	Net realized (loss) on securities sold short		(258,927)
	Net change in unrealized appreciation		      40,188

	Net realized and unrealized gain from investments	  42,270

	Net increase in net assets from operations		60,400

	Less:  Incentive allocation to Adviser		       (2,942)

	Net increase in net assets from operations
	available for distribution to members		$    57,458












See accompanying notes.

CURAN FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (NET ASSETS)
For the Years Ended December 31, 2004 and 2003
______________

                                        	2004	2003
Increase in net assets from operations
	Net investment income     	$     18,130	$     18,199
	Net realized gain	                 2,082	26,682
	Net change in unrealized appreciation on investments
40,188	       17,919
Net increase in net assets from operations	60,400	62,800

Proceeds from member subscriptions	573,185	607,226
Repurchases of member interests
(including transfers to affiliated funds) (496,437)  (427,205)

	Total increase in net assets	137,148	242,821

Net assets
	Beginning of period	  2,756,757	  2,513,936

	End of period	$2,893,905	$2,756,757






















See accompanying notes.

CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS
______________

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

	A.	General Description of the Company

		Curan Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Company's investment objective is to provide investors with a high annual absolute return. The Company utilizes a value approach to its equity selection and remains market neutral by short selling 15-25 individual securities and market indices against 20-35 long positions. Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years, does not use leverage or non-traditional securities, and is managed for tax efficiency. Prospero Capital Management LLC (the
Adviser) serves as the Company's investment adviser.

	B.	Method of Reporting

		The Company's financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

	C.	Cash and Cash Equivalents

		Cash and cash equivalents includes cash and an investment in an independently managed money market fund.

	D.	Investment Securities

		Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

		Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction.
Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES	(CONTINUED)

	E.	Short Sales

		The Company sells securities it does not own ("short sales") in anticipation of a decline in the fair value of that security. Short sales obligate the Company to replace the security borrowed by purchasing the security at current market value sometime in the future. A gain, limited to the price at which the Company sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Company to potentially unlimited liability as the Company's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of assets and liabilities. Until the Company replaces the borrowed security, the Company will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis.

	F.	Income Taxes

		The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Company's income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.

	G.	Capital Accounts

		The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members' respective investment percentages. Each member is then assessed its applicable Adviser incentive allocation.

Note 2.	ADVISER

	The Adviser of the Company is Prospero Capital Management
LLC, which conducts and manages the business of the Company, subject to the supervision of the Company's Board of Directors.

	The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined on the first day of each calendar quarter. The Adviser agreed to charge a lower management fee rate to certain members, who were among the Adviser's original investors.

CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________



Note 2.	ADVISER (CONTINUED)

	In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the member's capital account.
The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a "high water mark" calculation). The Adviser agreed to charge a lower incentive allocation rate to certain members, who were among the Adviser's original investors. The Adviser earned an incentive allocation of $2,942 during the year ended December 31, 2004.

	The Adviser agreed to bear all operating expenses which would cause the Company's ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.

Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

	Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser.

	The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

	No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The Company from time to time may offer to repurchase member interests pursuant to written tenders by members (other than the Adviser in its capacity as the Special Advisory Member). These repurchases will be made at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors. The Adviser expects that it will recommend that the Company offer to repurchase member interests at the end of each calendar quarter.

Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities were $1,659,565 and $1,717,512 respectively. At December 31, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2004, accumulated net unrealized appreciation on investments was $105,215, consisting of $907,753 gross unrealized appreciation and $802,538 gross unrealized depreciation.

Note 5.	GUARANTEES

	In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. The Company expects the risk of any future obligation under these indemnifications to be remote.

CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
______________

Note 6.	FINANCIAL HIGHLIGHTS

	The following information presents the financial highlights of the Company for the years ended December 31, 2004 and 2003 and the period July 1, 2002 (commencement of operations) to December 31, 2002. This information has been derived from information presented in the financial statements.

             	Year Ended	Year Ended	Period Ended
	          December 31,	December 31,	December 31,
	              2004	          2003      	2002

Total return before incentive allocation to Adviser	2.23 %
	1.60 % (1)	(2.00)% (1), (4)

Incentive allocation to Adviser	      (0.11)%	       (0.65)%
0.00 %

Total return after incentive allocation to Adviser
2.12 %	        0.95 % (1)	       (2.00)% (1)

Ratios to average net assets: (2)
Expenses prior to incentive allocation to Adviser	1.72 %	1.80
% (1)	2.07 % (1), (5)

Incentive allocation to Adviser	       0.10 %	        0.67 %
0.00 %

Total expenses and incentive allocation to Adviser
1.82 %	        2.47 % (1)	        2.07 % (1)

Interest and dividend income net of expenses (3)	       0.61 %
0.47 % (1)	        0.27 % (1), (5)

Supplemental data:
Net assets - December 31, 2004, 2003 and 2002	$2,893,905
	$2,756,757	$2,513,936
Portfolio turnover rate	       28.6 %	       39.9 %
63.2 % (4)

	Total returns and the ratios to average net assets are calculated for members' capital taken as a whole (excluding the Adviser's Special Advisory Account). An individual member's total returns and ratios may vary from the above returns and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.

	______________________
	(1)	Total returns and the ratios to average net assets
include $5,000 of organization and offering costs that were reimbursed to the Adviser during the year ended December 31,
2003 and during the period ended December 31, 2002,
respectively. The reimbursement of organization and offering costs resulted in a decrease in total returns of 0.18% and 0.27% and an increase of 0.18% and 0.49% in the expense ratio for the year ended December 31, 2003 and for the period ended December
31, 2002, respectively.
	(2)	The Adviser agreed to bear all operating expenses
which would cause the Company's ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.
	(3)	Excludes incentive allocation to Adviser.
	(4)	Not annualized.
	(5)	Annualized.


ITEM 2.     CODE OF ETHICS.

	The Registrant has adopted a code of ethics (the Code of Ethics) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or other persons performing similar functions. The Registrant has not amended its Code of Ethics during the period covered by the report to stockholders described in Item 1. The Registrant has not granted a waiver or an implicit waiver from a provision of Registrant's Code of Ethics during the period covered by the report to stockholders described in Item 1. The Registrant's Code of Ethics is attached hereto as an Exhibit.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

	The Registrant's Board of Directors has determined that the Registrant has one audit committee financial expert serving on its audit committee: George Chacko, who is independent.


ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Arthur F. Bell, Jr. & Associates, L.L.C. billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

       			       2004			2003

                        ----------       ----------

	Audit Fees		$  12,550	$   9,000
	Audit-Related Fees	$    None	$    None
	Tax Fees		     $   3,550	$   2,800
	All Other Fees		$    None	$    None

Tax Fees relate to the preparation of U.S. and applicable state information tax returns.

Pursuant to its charter, the Audit Committee shall approve the engagement of the Fund's independent auditors, or approve, maintain, and monitor any pre-approval policies and procedures with respect to audit services in accordance with Rule 2-01
(c)(7)(i)(B) of Regulation S-X.

The Audit Committee shall also pre-approve any non-audit services, or approve, maintain, and monitor any pre-approval policies and procedures with respect to non-audit services in accordance with Rule 2-01(c)(7)(i)(B) of Regulation S-X, other than those non-audit services subject to the de minimis exception under Rule 2-01(c)(7)(ii) of Regulation S-X.

PERCENTAGES  OF  SERVICES  APPROVED  BY  THE  AUDIT  COMMITTEE
--------------------------------------------------------------
                        		2004		2003
                         	----------	----------

	Audit-Related Fees	     None	     None
	Tax Fees  		     100%	     100%
	All Other Fees		     None	     None

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant are as follows:

Registrant  Antenor Fund	Beaumont Fund, LLC	Prospero Capital
									 Management LLC
----------------	------------------	----------------

FY  2004	$  3,550	$  3,550		$  3,800	$    500
FY  2003	$  2,800	$  2,619		$  2,801	$    900

The Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      The following is a copy of the Registrant's policies and procedures used to determine how to vote proxies relating to portfolio securities:

Proxy Voting Policies,
Procedures and Guidelines
Proxy Voting Policy
Generally
It is the policy of the Antenor Fund, Beaumont Fund, and Curan Fund (the Funds) that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.
Proxy voting shall be the responsibility of the Investment Policy Committee, which may delegate such aspects of this responsibility as it may consider appropriate, to designated officers or employees of the Funds.
If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to vote a proxy or to advise in the voting of a proxy.
Proxies are voted in the best interest of the investors in the Funds. The key element underlying any evaluation of the interest of the Funds in an issue presented to the shareholders of a portfolio company holding is the effect, if any, a proposal could have on the current or future value of that particular investment.
Conflicts of Interest
Proxy solicitations that might involve a conflict of interest between the Funds and their investors will be considered by the Investment Policy Committee. This committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Funds' commitment to vote proxies in the best interest of their investors, how the proxy will be handled.
Proxy Voting Guidelines
While the Funds will evaluate each issue on its merits, the following are guidelines generally followed in voting proxies:
Management Proposals
To the extent that management proposals do not infringe on stockholder rights, the Funds will generally support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.
I.	Standard Proposals
The Funds will generally support management proposals to:
*	Elect or re-elect members of the board of directors
*	Select outside auditors
*	Set the annual meeting date and location
*	Eliminate preemptive rights or dual classes of stock
*	Establish dividend reinvestment plans
*	Provide cumulative voting for directors
*	Indemnify directors, officers and employees
*	Change the name of the company
II.	Capitalization Proposals
The Funds will generally support proposals to:
*	Increase the authorized number of common shares
*	Adjust par value
*	Establish flexible schedules of preferred dividends
*	Repurchase shares
*	Authorize stock splits or stock dividends
*	Establish anti-greenmail measures
III.	Non-Salary Compensation Programs
The Funds will generally support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:
*	Performance incentives
*	Stock option plans
*	Stock purchase or stock ownership plans
*	Thrift/Profit Sharing plans
However, the Funds tend not to support plans that:
*	Cause excessive dilution
*	Award options at deep discount to the market
*	Reprice options to executives
IV.	Anti-Takeover Measures
The Funds believe that charter and by-law amendments designed to thwart takeover attempts sometimes undermine the prospects for realizing maximum appreciation, and thus, are not always in the best interest of shareholders. The Funds will therefore evaluate the following anti-takeover measures on a case-by-case basis:
*	Fair pricing procedures
*	Super-majority rules
*	Board classification
*	Bars to written consent
*	Incumbent-entrenchment measures
*	Re-incorporation measures
*	Control share measures
V.	Miscellaneous Corporate Governance Matters
The Funds will generally support proposals to:
*	Limit director liability
*	Authorize indemnification agreements
*	Meet SEC/NASD quorum requirements
*	Reorganize as a holding company
Shareholder Proposals
The Funds recognize that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Funds acknowledge that economic and social considerations are often closely intertwined, in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.
The Funds therefore generally support the management's position on shareholder proposals presented by proxy.
Recordkeeping Procedures
The Funds will retain records relating to the voting of proxies, including:
*	A copy of policies, procedures or guidelines relating
to the voting of proxies.
*	A copy of each proxy statement that the Funds receive
regarding securities held in the portfolio. The Funds
may rely on a third party to make and retain, on its
behalf, a copy of a proxy statement, provided that the
adviser has obtained an undertaking from the third
party to provide a copy of the proxy statement
promptly upon request or may rely on obtaining a copy
of a proxy statement from the Electronic Data
Gathering, Analysis, and Retrieval (EDGAR) system.
*	A record of each vote cast by the Funds on behalf of a
client.  The Funds may rely on a third party to make
and retain, on its behalf, a record of the vote cast,
provided that the adviser has obtained an undertaking
from the third party to provide a copy of the record
promptly upon request.
*	A copy of any document created by the Funds that was
material to making a decision regarding how to vote
proxies or that memorializes the basis for that
decision.
*	A copy of each written client request for information
on how the Funds voted proxies on behalf of the Funds' investors, and a copy of any written response by the
Funds to any client request for information on how the
adviser voted proxies on behalf of the requesting
client.
These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Funds.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.
	Not applicable. Effective for closed-end management companies for fiscal years ending on or after December 31, 2005.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
	Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
	No material changes have been made to registrant's procedures by which security holders may recommend nominees to the registrant's board of directors.
ITEM 11.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.   EXHIBITS.

             (a)(1)   Code of Ethics.

             (a)(2)   Certification of principal executive
officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

             (b) Certificate of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Curan Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  February 28 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  February 28 2005

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Curan Fund, LLC

Date:  February 28 2005